Consolidated Statements of Cash Flow - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
OPERATING ACTIVITIES
Net income	$ 622	$ 223	$ 1,285	$ 363
Adjustments for the following items:
Depreciation	566	466	1,090	901
Finance costs, net	86	125	197	252
Impairment (reversals) charges (notes 9B and 13)	23	12	(313)	15
Income tax expense (note 10)	258	41	644	208
Loss (gain) on sale of non-current assets	8	(12)	(52)	(12)
Loss (gain) on currency translation	2	(6)	18	16
Change in working capital (note 11)	(9)	(82)	(341)	(330)
Other operating activities (note 11)	(35)	38	18	14
Operating cash flows before interest and income taxes	1,521	805	2,546	1,427
Interest paid	(130)	(137)	(154)	(165)
Income taxes paid	(360)	(234)	(472)	(308)
Net cash provided by operating activities	1,031	434	1,920	954
INVESTING ACTIVITIES
Capital expenditures (note 5)	(509)	(379)	(960)	(753)
Sales proceeds	9	15	16	18
Purchase of investments other than investments accounted for using equity method		(4)		(7)
Proceeds from sales of investments other than investments accounted for using equity method	206		206
Divestitures (note 4)	0	0	256	0
Cash acquired in merger	0	0	0	751
Other investing activities (note 11)	30	17	55	62
Net cash provided by (used in) investing activities	(264)	(351)	(427)	71
FINANCING ACTIVITIES
Payments of lease liabilities, classified as financing activities	7	6	12	18
Debt repayments	0	0	(351)	(16)
Dividends	(124)	(61)	(246)	(394)
Funding from non-controlling interests	0	8	1	14
Disbursements to non-controlling interests	(217)	(23)	(434)	(28)
Other inflows (outflows) of cash, classified as financing activities	0	0	(15)	0
Net cash used in financing activities	(348)	(82)	(1,057)	(442)
Effect of exchange rate changes on cash and equivalents	(3)	(1)	(7)	(1)
Net increase in cash and equivalents	416	0	429	582
Cash and equivalents at the beginning of period	3,327	2,153	3,314	1,571
Cash and equivalents at the end of period	$ 3,743	$ 2,153	$ 3,743	$ 2,153